Note 25 - Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of commitments [text block]

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$1,463,615	$1,200,713	$322,590	$101,606	$3,088,524